Stockholders' Deficit - Warrants (Details)	3 Months Ended	10 Months Ended
	Mar. 31, 2022 D $ / shares	Dec. 31, 2021 D $ / shares
Class of Warrant or Right [Line Items]
Redemption period	30 days	30 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition	30 days	30 days
Period of time within which registration statement is expected to become effective	61 days	61 days
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50	$ 11.50
Public Warrants expiration term	5 years	5 years
Share Price	$ 9.20	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60	60
Threshold number of specified trading period determining volume weighted average trading price	20 days	20 days
Class Of Warrant Or Right Adjustment Of Exercise Price Of Warrants Or Rights Percent Based On Market Value And Newly Issued Price	115.00%	115.00%
Share price trigger used to measure dilution of warrant	$ 18.00	$ 18.00
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Redemption period	30 days	30 days
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants | D	30	30
Private Placement Warrants
Class of Warrant or Right [Line Items]
Threshold period for not to transfer, assign or sell any Warrants	30 days	30 days